Key Management Personnel Disclosures - Summary of Number of Shares Held in Company (Detail)	12 Months Ended
	Jun. 30, 2018 shares	Jun. 30, 2017 shares	Jun. 30, 2016 shares
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	10,881,194	3,431,373	6,004,902
Balance at end of the end year Number	21,481,457	10,881,194	3,431,373
American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	45	150	150
Received during the year on the exercise of options	0	0	0
Other changes during the year		(105)
Balance at end of the end year Number	45	45	150
Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	73,553,401	57,687,280	35,515,069
Received during the year on exercise of performance rights	54,825,086	16,573,529	23,093,135
Received during the year on the exercise of options	0	0	0
Other changes during the year	(25,005,564)	(707,408)	(920,924)
Balance at end of the end year Number	103,372,923	73,553,401	57,687,280
Dr Russell Howard [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Received during the year on the exercise of options	0	0	0
Mr Pete Meyers [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	6,862,744	4,289,215	1,715,686
Received during the year on exercise of performance rights	2,672,093	2,573,529	2,573,529
Received during the year on the exercise of options	0	0	0
Balance at end of the end year Number	9,534,837	6,862,744	4,289,215
Mr Marc Voigt [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	18,271,960	11,605,293	870,000
Received during the year on exercise of performance rights	23,333,333	6,666,667	10,735,293
Received during the year on the exercise of options	0	0	0
Balance at end of the end year Number	41,605,293	18,271,960	11,605,293
Mr grant chamberlain [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Received during the year on the exercise of options	0
Ms Lucy Turnbull A O [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	20,359,576	20,359,576	20,059,576
Received during the year on the exercise of options	0	0	0
Other changes during the year	(20,359,576)		300,000
Balance at end of the end year Number		20,359,576	20,359,576
Mr Albert Wong [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	3,837,500	3,837,500	3,537,500
Received during the year on the exercise of options	0	0	0
Other changes during the year	(3,837,500)		300,000
Balance at end of the end year Number		3,837,500	3,837,500
Ms Deanne Miller [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	8,243,572	4,950,980	20,924
Received during the year on exercise of performance rights	12,333,334	4,000,000	6,450,980
Received during the year on the exercise of options	0	0	0
Other changes during the year	(808,488)	(707,408)	(1,520,924)
Balance at end of the end year Number	19,768,418	8,243,572	4,950,980
Dr Frederic Triebel [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year	15,978,049	12,644,716	9,311,383
Received during the year on exercise of performance rights	16,486,326	3,333,333	3,333,333
Received during the year on the exercise of options	0	0	0
Balance at end of the end year Number	32,464,375	15,978,049	12,644,716